Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2023
Entity Registrant Name	Roblox Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39763
Entity Tax Identification Number	20-0991664
Entity Address, Address Line One	970 Park Place
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	888
Local Phone Number	858-2569
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	RBLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001315098